Mineral Properties (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	May 24, 2022	Oct. 21, 2021	Sep. 16, 2021	Apr. 29, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common shares issued, shares	7,050,000			28,176,951
Initial amount paid on signing LOI							$ 250,000
Company paid				250,000
Ownership percentage	60.00%
Expenditure in exploration	$ 1,000,000				$ 0	$ 8,866	144,816	$ 33,756
Fair value of stock option	126,697				1,456,407		1,456,407
Amount paid for acquisition	65,000
Common stock issued, amount	500,000
Fish Lake Property [Member]
Initial amount paid on signing LOI				$ 500,000
Ownership percentage				60.00%
Fair value of stock option						$ 1,456,407	1,456,407
Common shares received, amount					$ 126,697		126,697
San Emidio [Member]
Common shares issued, shares			200,000		200,000
Initial amount paid on signing LOI			$ 50,000
Ownership percentage			80.00%
Common shares received, amount			$ 51,260		$ 51,260		51,260
Altura [Member] | Fish Lake Property [Member]
Initial amount paid on signing LOI		$ 500,000		$ 500,000
Ownership percentage		60.00%		60.00%
Expenditure in exploration		$ 2,000,000		$ 2,000,000
Fair value of stock option	$ 126,697			1,456,407
Amount paid for acquisition		$ 675,000		675,000
Common stock issued, amount				$ 500,000	$ 50,000		$ 50,000
Altura [Member] | Big North Smokey [Member]
Common shares issued, shares	7,050,000
Ownership percentage	60.00%
Expenditure in exploration	$ 1,000,000
Fair value of stock option	126,697
Amount paid for acquisition	65,000
Common stock issued, amount	$ 500,000
Surge Battery Metals [Member] | San Emidio [Member]
Common shares issued, shares					50,000		200,000
Initial amount paid on signing LOI			$ 50,000		$ 50,000		$ 50,000